Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

November 30, 2020

RET-QTLY-0121
1.810717.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Food & Staples Retailing - 4.5%
Food Distributors - 2.4%
Performance Food Group Co. (a)	889,936	$38,605,424
U.S. Foods Holding Corp. (a)	1,637,300	51,542,204
		90,147,628
Food Retail - 0.7%
Kroger Co.	776,100	25,611,300
Hypermarkets & Super Centers - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	589,740	24,173,443
Costco Wholesale Corp.	64,500	25,269,165
Walmart, Inc.	31,800	4,858,722
		54,301,330

TOTAL FOOD & STAPLES RETAILING		170,060,258

Hotels, Restaurants & Leisure - 0.6%
Casinos & Gaming - 0.3%
Caesars Entertainment, Inc. (a)	174,700	11,900,564
Hotels, Resorts & Cruise Lines - 0.3%
Marriott International, Inc. Class A	93,500	11,862,345

TOTAL HOTELS, RESTAURANTS & LEISURE		23,762,909

Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	14,800	25,965,120
Facebook, Inc. Class A (a)	63,400	17,559,898
		43,525,018
Internet & Direct Marketing Retail - 35.2%
Internet & Direct Marketing Retail - 35.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	100,300	26,415,008
Amazon.com, Inc. (a)	246,730	781,650,508
Expedia, Inc.	830,200	103,351,598
Farfetch Ltd. Class A (a)	1,991,900	108,857,335
MercadoLibre, Inc. (a)	104,200	161,856,986
The Booking Holdings, Inc. (a)	49,840	101,097,948
The RealReal, Inc. (a)(b)	2,580,015	35,733,208
Wayfair LLC Class A (a)	23,100	5,875,716
		1,324,838,307
Multiline Retail - 15.4%
Department Stores - 2.2%
Kohl's Corp.	309,300	9,959,460
Nordstrom, Inc. (b)	2,773,300	71,883,936
		81,843,396
General Merchandise Stores - 13.2%
Dollar General Corp.	646,300	141,268,254
Dollar Tree, Inc. (a)	1,178,800	128,772,112
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	467,535	41,171,132
Target Corp.	1,039,800	186,675,294
		497,886,792

TOTAL MULTILINE RETAIL		579,730,188

Oil, Gas & Consumable Fuels - 0.4%
Oil & Gas Refining & Marketing - 0.4%
Reliance Industries Ltd. sponsored GDR (c)	291,395	15,029,036
Road & Rail - 1.2%
Trucking - 1.2%
Lyft, Inc. (a)	728,000	27,787,760
Uber Technologies, Inc. (a)	355,100	17,634,266
		45,422,026
Software - 1.4%
Application Software - 1.4%
HubSpot, Inc. (a)	61,700	24,330,161
Manhattan Associates, Inc. (a)	272,100	27,819,504
		52,149,665
Specialty Retail - 36.0%
Apparel Retail - 8.5%
Aritzia LP (a)	586,700	10,539,548
Burlington Stores, Inc. (a)	403,294	88,135,871
Ross Stores, Inc.	856,700	92,112,384
TJX Companies, Inc.	2,051,000	130,259,010
		321,046,813
Automotive Retail - 3.1%
AutoZone, Inc. (a)	20,663	23,507,262
Carvana Co. Class A (a)(b)	267,500	66,931,175
O'Reilly Automotive, Inc. (a)	61,986	27,425,086
		117,863,523
Computer & Electronics Retail - 2.1%
Best Buy Co., Inc.	735,800	80,055,040
Home Improvement Retail - 19.0%
Floor & Decor Holdings, Inc. Class A (a)	632,737	50,675,906
Lowe's Companies, Inc.	1,380,300	215,078,346
The Home Depot, Inc.	1,620,100	449,431,941
		715,186,193
Specialty Stores - 3.3%
Five Below, Inc. (a)	589,800	92,244,720
Signet Jewelers Ltd.	641,100	19,418,919
Ulta Beauty, Inc. (a)	37,700	10,382,580
		122,046,219

TOTAL SPECIALTY RETAIL		1,356,197,788

Textiles, Apparel & Luxury Goods - 3.8%
Apparel, Accessories & Luxury Goods - 3.8%
Canada Goose Holdings, Inc. (a)(b)	306,600	10,196,392
Capri Holdings Ltd. (a)	756,400	26,761,432
G-III Apparel Group Ltd. (a)	834,928	17,007,483
lululemon athletica, Inc. (a)	82,457	30,527,231
LVMH Moet Hennessy Louis Vuitton SE	56,500	32,453,362
PVH Corp.	305,200	24,260,348
		141,206,248
TOTAL COMMON STOCKS
(Cost $1,617,184,756)		3,751,921,443

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.09% (d)	7,513,048	7,514,551
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	163,571,217	163,587,574
TOTAL MONEY MARKET FUNDS
(Cost $171,102,125)		171,102,125
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,788,286,881)		3,923,023,568
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(159,153,607)
NET ASSETS - 100%		$3,763,869,961

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,029,036 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,919
Fidelity Securities Lending Cash Central Fund	212,520
Total	$224,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Drive Shack, Inc.	$9,998,274	$--	$4,390,046	$--	$(11,712,122)	$6,103,894	$--
Total	$9,998,274	$--	$4,390,046	$--	$(11,712,122)	$6,103,894	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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